TAX EFFECT ALLOCATED TO EACH COMPONENT OF OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Income and Comprehensive Income
Adjustment of pension and postretirement benefit plans	$ (13,856)	$ 3,387	$ 8,203
Amortization of net losses	(7,781)	(8,042)	(8,817)
Unrealized holding (losses) gains on debt securities arising during the period	62,468	(51,213)	(20,113)
Reclassification adjustment for (gains) losses included in net income	5	6	(4)
Unrealized net gains (losses) on cash flow hedges	(172)	2,472	1,302
Reclassification adjustment for net losses included in net income	(263)	(2,084)	(1,496)
Income tax benefit (expense)	$ 40,401	$ (55,474)	$ (20,925)